10. Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Accounts receivable, interest on capital payable, revenue and expenses with the Sao Paulo State Government
	December 31, 2019	December 31, 2018
Accounts receivable
Current:
Sanitation services (i)	131,851	122,522
Allowance for losses (i)	(39,417)	(33,820)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii) and (vi)	31,584	22,926
- GESP Agreement – 2015 (iv)	68,888	62,520

Total current	192,906	174,148

Noncurrent:
Agreement for the installment payment of sanitation services	10,883	17,045
Reimbursement for retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (iv)	647,107	652,057

Total noncurrent	657,990	669,102

Total receivables from shareholders	850,896	843,250

Assets:
Sanitation services	103,317	105,747
Reimbursement of additional retirement and pension benefits (G0)	747,579	737,503

Total	850,896	843,250

Liabilities:
Interest on capital payable to related parties	401,963	338,407

Loan agreement through credit facility
	2019	2018	2017

Revenue from sanitation services	556,574	501,146	462,989
Payments received from related parties	(546,365)	(509,672)	(471,081)

Receipt of GESP reimbursement referring to Law 4,819/58	(152,112)	(173,516)	(192,889)